Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year	₨ 8,570.0	₨ 20,000.0
Other long term debt, debt raised during the year	652,656.3	1,132,275.2
Perpetual debt, debt raised during the year	0.0	3,500.0
Other long-term debt	5,436,429.4	6,244,131.6	$ 63,636.1
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	856,647.3	693,914.0
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 4,579,782.1	₨ 5,550,217.6